Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Rollforward of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance AOCI December 31, 2016, Defined Benefit Plans Before-Tax	$ (57,613)
Net actuarial gain/(loss), Defined Benefit Plans Before-Tax	(43,027)	$ (22,770)	$ (30,519)
Translation adjustments, Defined Benefit Plans Before-Tax	0
Other comprehensive income before reclassifications, Defined Benefit Plans Before-Tax	(43,027)
Amortization of prior service cost, Defined Benefit Plans Before-Tax	1,335	1,335	1,335
Amortization of net actuarial loss, Defined Benefit Plans Before-Tax	25,445	27,066	34,381
Regulatory adjustment, Defined Benefit Plans Before-Tax	12,340	(5,584)	(5,646)
Net current period other comprehensive income (loss), Defined Benefit Plans Before-Tax	(3,907)	47	(449)
Less: Translation adjustment attributable to redeemable noncontrolling interest, Defined Benefit Plans Before-Tax	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Defined Benefit Plans Before-Tax	(3,907)
Ending Balance AOCI December 31, 2017, Defined Benefit Plans Before-Tax	(61,520)	(57,613)
Beginning Balance AOCI December 31, 2016, Defined Benefit Plans Tax (Expense) Benefit	21,893
Net actuarial gain/(loss), Defined Benefit Plans Tax (Expense) Benefit	10,326	8,652	11,597
Translation adjustments, Defined Benefit Plans Tax (Expense) Benefit	0
Other comprehensive income before reclassifications, Defined Benefit Plans Tax (Expense) Benefit	10,326
Amortization of prior service cost, Defined Benefit Plans Tax (Expense) Benefit	(507)	(507)	(507)
Amortization of net actuarial loss, Defined Benefit Plans Tax (Expense) Benefit	(9,669)	(10,285)	(13,065)
Regulatory adjustment, Defined Benefit Plans Tax (Expense) Benefit	250	2,122	2,146
Pension plans other comprehensive income (loss), Tax (Expense) or Benefit	400	(18)	171
Less: Translation adjustment attributable to redeemable noncontrolling interest, Defined Benefit Plans Tax (Expense) Benefit	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Defined Benefit Plans Tax (Expense) Benefit	400
Ending Balance AOCI December 31, 2017, Defined Benefit Plans Tax (Expense) Benefit	22,293	21,893
Beginning Balance AOCI December 31, 2016, Defined Benefit Plans After-Tax	(35,720)
Net actuarial gain/(loss), Defined Benefit Plans After-Tax	(32,701)	(14,118)	(18,922)
Translation adjustments, Defined Benefit Plans After-Tax	0
Other comprehensive income before reclassifications, Defined Benefit Plans After-Tax	(32,701)
Amortization of prior service cost, Defined Benefit Plans After-Tax	828	828	828
Amortization of net actuarial (gain)/loss, Defined Benefit Plans After-Tax	15,776	16,781	21,316
Regulatory adjustment, Defined Benefit Plans After-Tax	12,590
Net defined benefit pension plans	(3,507)	29	(278)
Less: Translation adjustment attributable to redeemable noncontrolling interest, Defined Benefit Plans After-Tax	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Defined Benefit Plans After-Tax	(3,507)
Ending Balance AOCI December 31, 2017, Defined Benefit Plans After-Tax	(39,227)	(35,720)
Beginning Balance AOCI December 31, 2016, FSIRS - Before-Tax	(15,999)
Net actuarial gain/(loss), FSIRS - Before-Tax	0
Translation adjustments, FSIRS - Before-Tax	0
Other comprehensive income before reclassifications, FSIRS - Before-Tax	0
FSIRS amounts reclassified from AOCI, FSIRS - Before-Tax	3,344	3,345	3,344
Net current period other comprehensive income (loss), FSIRS - Before-Tax	3,344	3,345	3,344
Less: Translation adjustment attributable to redeemable noncontrolling interest, FSIRS - Before-Tax	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, FSIRS - Before-Tax	3,344
Ending Balance AOCI December 31, 2017, FSIRS - Before-Tax	(12,655)	(15,999)
Beginning Balance AOCI December 31, 2016, FSIRS - Tax (Expense) Benefit	6,080
Net actuarial gain/(loss), FSIRS - Tax (Expense) Benefit	0
Translation adjustments, FSIRS - Tax (Expense) Benefit	0
Other comprehensive income before reclassifications, FSIRS - Tax (Expense) Benefit	0
FSIRS amounts reclassified from AOCI, FSIRS - Tax (Expense) Benefit	(1,271)	(1,270)	(1,271)
Net current period other comprehensive income (loss), FSIRS - Tax (Expense) Benefit	(1,271)	(1,270)	(1,271)
Less: Translation adjustment attributable to redeemable noncontrolling interest, FSIRS - Tax (Expense) Benefit	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, FSIRS - Tax (Expense) Benefit	(1,271)
Ending Balance AOCI December 31, 2017, FSIRS - Tax (Expense) Benefit	4,809	6,080
Beginning Balance AOCI December 31, 2016, FSIRS - After-Tax	(9,919)
Net actuarial gain/(loss), FSIRS - After-Tax	0
Translation adjustments, FSIRS - After-Tax	0
Other comprehensive income before reclassifications	0
FSIRS amounts reclassified from AOCI, FSIRS - After-Tax	2,073	2,075	2,073
Net current period other comprehensive income (loss)	2,073	2,075	2,073
Less: Translation adjustment attributable to redeemable noncontrolling interest	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, FSIRS - After-Tax	2,073
Ending Balance AOCI December 31, 2017, FSIRS - After-Tax	(7,846)	(9,919)
Beginning Balance AOCI December 31, 2016, Foreign Currency Items Before-Tax	(2,369)
Net actuarial gain/(loss), Foreign Currency Items Before-Tax	0
Translation adjustments, Foreign Currency Items Before-Tax	1,771	161	(1,954)
Other comprehensive income before reclassifications	1,771	161	(1,954)
FSIRS amounts reclassified from AOCI, Foreign Currency Items Before-Tax	0
Amortization of prior service cost, Foreign Currency Items Before-Tax	0
Amortization of net actuarial loss, Foreign Currency Items Before-Tax	0
Regulatory adjustment, Foreign Currency Items Before-Tax	0
Net current period other comprehensive income (loss)	1,771
Less: Translation adjustment attributable to redeemable noncontrolling interest, Foreign Currency Items Before-Tax	11
Net current period other comprehensive income (loss) attributable to Southwest Gas Holdings, Inc., Foreign Currency Items Before-Tax	1,760	156	(1,888)
Ending Balance AOCI December 31, 2017	(609)	(2,369)
Beginning Balance AOCI December 31, 2016, Foreign Currency items - Tax (Expense) Benefit	0
Net actuarial gain/(loss), Foreign Currency items - Tax (Expense) Benefit	0
Translation adjustments, Foreign Currency items - Tax (Expense) Benefit	0
Other comprehensive income before reclassifications, Foreign Currency items - Tax (Expense) Benefit	0	0	0
FSIRS amounts reclassified from AOCI, Foreign Currency items - Tax (Expense) Benefit	0
Amortization of prior service cost ,Foreign Currency items - Tax (Expense) Benefit	0
Amortization of net actuarial loss, Foreign Currency items - Tax (Expense) Benefit	0
Regulatory adjustment, Foreign Currency items - Tax (Expense) Benefit	0
Net current period other comprehensive income (loss), Foreign Currency items - Tax (Expense) Benefit	0	0	0
Less: Translation adjustment attributable to redeemable noncontrolling interest, Foreign Currency items - Tax (Expense) Benefit	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Holdings, Inc., Foreign Currency items - Tax (Expense) Benefit	0	0	0
Ending Balance AOCI December 31, 2017, Foreign Currency items - Tax (Expense) Benefit	0	0
Beginning Balance AOCI December 31, 2016, Foreign Currency items - After-Tax	(2,369)
Net actuarial gain (loss), Foreign Currency items - After-Tax	0
Translation adjustments, Foreign Currency items - After-Tax	1,771
Other comprehensive income before reclassifications, Foreign Currency items - After-Tax	1,771	161	(1,954)
FSIRS amounts reclassified from AOCI, Foreign Currency items - After-Tax	0
Amortization of prior service cost, Foreign Currency items - After-Tax	0
Amortization of net actuarial loss, Foreign Currency items - After-Tax	0
Regulatory adjustment, Foreign Currency items - After-Tax	0
Net current period other comprehensive income (loss), Foreign Currency items - After-Tax	1,771
Less: Translation adjustment attributable to redeemable noncontrolling interest, Foreign Currency items - After-Tax	11
Net current period other comprehensive income (loss) attributable to Southwest Gas Holdings, Inc., Foreign Currency Items - After-Tax	1,760
Ending Balance AOCI December 31, 2017, Foreign Currency items - After-Tax	(609)	(2,369)
Beginning Balance AOCI December 31, 2016, AOCI	(48,008)
Net actuarial gain (loss), AOCI	(32,701)	(14,118)	(18,922)
Translation adjustments, AOCI	1,771
Other comprehensive income before reclassifications, AOCI	(30,930)
Amounts reclassified into net income (Notes 6 and 14)	2,073	2,075	2,073
Amortization of prior service cost, AOCI	828	828	828
Amortization of net actuarial loss	15,776	16,781	21,316
Regulatory adjustment, AOCI	12,590
Total other comprehensive income (loss), net of tax	337	2,265	(159)
Less: Translation adjustment attributable to redeemable noncontrolling interest, AOCI	11
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, AOCI	326
Ending Balance AOCI December 31, 2017, AOCI	(47,682)	(48,008)
Southwest Gas Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance AOCI December 31, 2016, Defined Benefit Plans Before-Tax	(57,613)
Net actuarial gain/(loss), Defined Benefit Plans Before-Tax	(43,027)
Other comprehensive income before reclassifications, Defined Benefit Plans Before-Tax	(43,027)
Amortization of prior service cost, Defined Benefit Plans Before-Tax	1,335
Amortization of net actuarial loss, Defined Benefit Plans Before-Tax	25,445
Regulatory adjustment, Defined Benefit Plans Before-Tax	12,340
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Defined Benefit Plans Before-Tax	(3,907)
Ending Balance AOCI December 31, 2017, Defined Benefit Plans Before-Tax	(61,520)	(57,613)
Beginning Balance AOCI December 31, 2016, Defined Benefit Plans Tax (Expense) Benefit	21,893
Net actuarial gain/(loss), Defined Benefit Plans Tax (Expense) Benefit	10,326
Other comprehensive income before reclassifications, Defined Benefit Plans Tax (Expense) Benefit	10,326
Amortization of prior service cost, Defined Benefit Plans Tax (Expense) Benefit	(507)
Amortization of net actuarial loss, Defined Benefit Plans Tax (Expense) Benefit	(9,669)
Regulatory adjustment, Defined Benefit Plans Tax (Expense) Benefit	250
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Defined Benefit Plans Tax (Expense) Benefit	400
Ending Balance AOCI December 31, 2017, Defined Benefit Plans Tax (Expense) Benefit	22,293	21,893
Beginning Balance AOCI December 31, 2016, Defined Benefit Plans After-Tax	(35,720)
Net actuarial gain/(loss), Defined Benefit Plans After-Tax	(32,701)	(14,118)	(18,922)
Other comprehensive income before reclassifications, Defined Benefit Plans After-Tax	(32,701)
Amortization of prior service cost, Defined Benefit Plans After-Tax	828	828	828
Amortization of net actuarial (gain)/loss, Defined Benefit Plans After-Tax	15,776	16,781	21,316
Regulatory adjustment, Defined Benefit Plans After-Tax	12,590
Net defined benefit pension plans	(3,507)	29	(278)
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Defined Benefit Plans After-Tax	(3,507)
Ending Balance AOCI December 31, 2017, Defined Benefit Plans After-Tax	(39,227)	(35,720)
Beginning Balance AOCI December 31, 2016, FSIRS - Before-Tax	(15,999)
Net actuarial gain/(loss), FSIRS - Before-Tax	0
Other comprehensive income before reclassifications, FSIRS - Before-Tax	0
FSIRS amounts reclassified from AOCI, FSIRS - Before-Tax	3,344
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, FSIRS - Before-Tax	3,344
Ending Balance AOCI December 31, 2017, FSIRS - Before-Tax	(12,655)	(15,999)
Beginning Balance AOCI December 31, 2016, FSIRS - Tax (Expense) Benefit	6,080
Net actuarial gain/(loss), FSIRS - Tax (Expense) Benefit	0
Other comprehensive income before reclassifications, FSIRS - Tax (Expense) Benefit	0
FSIRS amounts reclassified from AOCI, FSIRS - Tax (Expense) Benefit	(1,271)
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, FSIRS - Tax (Expense) Benefit	(1,271)
Ending Balance AOCI December 31, 2017, FSIRS - Tax (Expense) Benefit	4,809	6,080
Beginning Balance AOCI December 31, 2016, FSIRS - After-Tax	(9,919)
Other comprehensive income before reclassifications	0
FSIRS amounts reclassified from AOCI, FSIRS - After-Tax	2,073	2,075	2,073
Net current period other comprehensive income (loss)	2,073	2,075	2,073
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, FSIRS - After-Tax	2,073
Ending Balance AOCI December 31, 2017, FSIRS - After-Tax	(7,846)	(9,919)
Beginning Balance AOCI December 31, 2016, AOCI	(45,639)
Net actuarial gain (loss), AOCI	(32,701)	(14,118)	(18,922)
Other comprehensive income before reclassifications, AOCI	(32,701)
Amounts reclassified into net income (Notes 6 and 14)	2,073	2,075	2,073
Amortization of prior service cost, AOCI	828	828	828
Amortization of net actuarial loss	15,776	16,781	21,316
Regulatory adjustment, AOCI	12,590
Total other comprehensive income (loss), net of tax	(1,434)	2,104	$ 1,795
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, AOCI	(1,434)
Ending Balance AOCI December 31, 2017, AOCI	$ (47,073)	$ (45,639)